Equipment	3 Months Ended
Jun. 30, 2011
Equipment
Equipment

Note 4 – Equipment

Equipment is summarized as follows:

	June 30, 2011	December 31, 2010
Computers and equipment	$ 2,819	$ 2,819
Less: accumulated depreciation	2,418	2,016
Computers and equipment - Net	$ 401	$ 803

Depreciation expense for the six months ended June 30, 2011 and 2010 was $403 and $403 respectively.